Annual Operating Expenses - FidelityAdvisorLeveragedCompanyStockFund-AMCIZPRO - FidelityAdvisorLeveragedCompanyStockFund-AMCIZPRO - Fidelity Advisor Leveraged Company Stock Fund	Sep. 28, 2024
Fidelity Advisor Leveraged Company Stock Fund - Class A
Operating Expenses:
Management fee	0.75%	[1],[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.02%	[2]
Total annual operating expenses	1.02%
Fidelity Advisor Leveraged Company Stock Fund - Class C
Operating Expenses:
Management fee	0.76%	[1],[2]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.02%	[2]
Total annual operating expenses	1.78%
Fidelity Advisor Leveraged Company Stock Fund - Class M
Operating Expenses:
Management fee	0.74%	[1],[2]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.02%	[2]
Total annual operating expenses	1.26%
Fidelity Advisor Leveraged Company Stock Fund - Class I
Operating Expenses:
Management fee	0.74%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%	[2]
Total annual operating expenses	0.76%
Fidelity Advisor Leveraged Company Stock Fund - Class Z
Operating Expenses:
Management fee	0.61%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%	[2]
Total annual operating expenses	0.63%

[1]
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.20%, 0.20%, 0.23%, 0.19%, and 0.07% for Class A, Class M, Class C, Class I, and Class Z, respectively, was previously charged under the services agreements.

[2]	B Adjusted to reflect current fees.